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FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /  /  (a)
             or fiscal year ending:  12/31/15  (b)

Is this a transition report?  (Y/N)   __N__

Is this an amendment to a previous filing?  (Y/N)     __Y__

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

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
    1.  A.  Registrant Name: Adams Street Trust
        B.  File Number: 811-21171
        C.  Telephone Number: (312) 553-7890

    2.  A.  Street: One North Wacker Drive, Suite 2200
        B.  City: Chicago        C. State: IL
        D.  Zip Code: 60606      Zip Ext. 2823
        E.  Foreign Country:     Foreign Postal Code:

    3.      Is this the first filing on this form by Registrant?        N

    4.      Is this the last filing on this form by Registrant?         N

    5.      Is Registrant a small business investment company (SBIC)?   N
            [If answer is "Y" (Yes), complete only items 89-110.]

    6.      Is Registrant a unit investment trust (UIT)? (Y/N)          Y
            [If answer is "Y" (Yes) complete only items 111-133.]

    7.  A.  Is Registrant a series or multiple portfolio company?       Y
        [If answer is "N" (No), go to item 8.]

        B.  How many separate series or portfolios did Registrant have  23 at the end of the period?
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For period ending: 12/31/15
File number 811-21171

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
C.  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR
    PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE
    SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM.
    THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                                      Is this the
Series                                                                                last filing
Number                                 Series Name                                  for this series?
------                                 -----------                                  ----------------
 1     Adams Street Trust Banc Fund VI Series                                              N
 4     Adams Street Trust EQT III UK No. 2 Limited Partnership Series                      N
 5     Adams Street Trust Benchmark Founders Fund IV, L.P. Series                          N
 6     Adams Street Trust The Third Cinven Fund (No. 5) Limited Partnership Series         N
 10.   Adams Street Trust Banc Fund VII, L.P. Series                                       N
 11.   Adams Street Trust The Triton Fund 1 (Nos. 1-10), L.P. Series                       N
 12.   Adams Street Trust Saints Capital V, L.P. Series                                    N
 18.   Adams Street Trust Gresham III Fund Series                                          N
 20.   Adams Street Trust MHR Institutional Partners III, L.P. Series                      N
 21.   Adams Street Trust Rosewood Capital III, L.P. Series                                N
 24    Adams Street Trust Athena Private Equity S.A. Series                                N
 25    Adams Street Trust Saints Capital VI, L.P. Series                                   N
 26    Adams Street Trust Banc Fund VIII, L.P. Series                                      N
 27    Adams Street Trust Saints Capital Everest, L.P. Series                              N
 29    Adams Street Trust Ajax EU V-B Series                                               N
 31    Adams Street Trust Berkshire Fund V, L.P. Series                                    N
 33    Adams Street Trust Berkshire Fund VI, L.P. Series                                   N
 34    Adams Street Trust Berkshire Fund VII, L.P. Series                                  N
 35    Adams Street Trust Berkshire Fund V, L.P. Zinc Series                               N
 36    Adams Street Trust Berkshire Fund VI, L.P. Zinc Series                              N
 37    Adams Street Trust Berkshire Fund V, L.P. Apple Series                              N
 38    Adams Street Trust Berkshire Fund VI, L.P. Apple Series                             N
 39    Adams Street Trust Berkshire Fund VII, L.P. Apple Series                            N
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For period ending: 12/31/15
File number 811-21171

UNIT INVESTMENT TRUSTS

For period ending: 12/31/15
File number 811-21171

126.Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
    (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ _0_

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                      Total
                                               Number    Total       Income
                                                 of      Assets   Distributions
                                               Series   ($000's      ($000's
                                              Investing omitted)    omitted)
                                              --------- --------- -------------
 A. U.S. Treasury direct issue                              $           $
 B. U.S Government agency                                   $           $
 C. State and municipal tax-free                            $           $
 D. Public utility debt                                     $           $
 E. Brokers or dealers debtor debt
   of brokers' or dealers' parent                           $           $
 F. All other corporate intermed.
   & long-term debt                                         $           $
 G. All other corporate short-term debt                     $           $
 H. Equity securities of brokers or dealers
   or parents of brokers or dealers                         $           $
 I. Investment company equity securities                    $           $
 J. All other equity securities: exempt
   limited partner-ship interests                           $           $
 K. Other securities                             23     $ 264,094   $   3,030
 L. Total assets of all series of registrant     23     $ 264,094   $   3,030
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For period ending: 12/31/15
File number 811-21171

131.Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $_0_

133.If the Registrant has divested itself of securities in accordance with
    Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

     A.  Name of the issuer;

     B.  Exchange ticker symbol;

     C.  CUSIP number;

     D. Total number of shares or, for debt securities, principal amount divested;

     E.  Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

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For period ending: 12/31/15
File number 811-21171

Signature Page

This report is signed on behalf of the registrant (or depositor or trustee).

City of: __Chicago__  State of: __Illinois__  Date: __June 20, 2016__

Name of Registrant, Depositor, or Trustee:
Adams Street Partners, LLC

For period ending: 12/31/15
File number 811-21171

/s/ Timothy R.M. Bryant
Timothy R.M. Bryant
Partner

Witness:
/s/ Jennifer Goodman
Jennifer Goodman
Compliance Attorney